Summary of Significant Accounting Policies (Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Goodwill	$ 11,331	$ 9,715
Goodwill, Impairment Loss	$ 0	$ 0	$ 0